Restricted Net Asset Parent Only Financial Information (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Operating activities:
Net cash used in operating activities	¥ 100,767	$ 15,486	¥ (415,404)	¥ 984,667
Investing activities:
Net cash provided by investing activities	(232,888)	(35,793)	(398,178)	1,413,458
Cash flows from financing activities
Net cash used in financing activities	29,568	4,545	29,211	(2,249,652)
Net decrease in cash	(128,588)	(19,763)	(734,107)	171,695
Cash and cash equivalents at beginning of year	506,642	77,869	1,240,749	1,069,054
Cash and cash equivalents at end of year	378,054	58,106	506,642	1,240,749
Yingli Green Energy Parent Company [Member]
Operating activities:
Net cash used in operating activities	(668)	(103)	(32,459)	(32,709)
Investing activities:
Repayment of amounts due from subsidiaries, net	1,399	215	31,767	253,063
Net cash provided by investing activities	1,399	215	31,767	253,063
Cash flows from financing activities
Repayment of short-term borrowings	0	0	0	(221,109)
Proceeds from issuance of ordinary shares	0	0	0	0
Net cash used in financing activities	0	0	0	(221,109)
Net decrease in cash	731	112	(692)	(755)
Cash and cash equivalents at beginning of year	453	70	1,145	1,900
Cash and cash equivalents at end of year	¥ 1,184	$ 182	¥ 453	¥ 1,145